Cover	Jun. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42134
Entity Registrant Name	Melar Acquisition Corp. I/Cayman
Entity Central Index Key	0002016221
Entity Tax Identification Number	87-1634103
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	143 West 72nd Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10023
City Area Code	702
Local Phone Number	781-1120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false